                           GARTMORE GLOBAL INVESTMENTS
                                 1200 River Road
                        Conshohocken, Pennsylvania 19428

                                   June 20, 2003

Via EDGAR
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U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Subject:          Gartmore Variable Insurance Trust
                  SEC File No. 333-103908
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the  Securities  Act of 1933,  as amended,  and on behalf of Gartmore  Variable  Insurance  Trust (the "Trust"),  we hereby certify that  the form of the  Statement  of  Additional  Information  (relating  to the
Prospectus/Proxy  Statement  dated  April 29,  2003) which would have been filed under  paragraph  (b)  under  Rule  497 does  not  differ  from the form of such
Statement of Additional Information contained in Post-Effective  Amendment No. 2
(the "Amendment") to the Trust's  Registration  Statement on Form N-14 (File No.
333-103908). The Amendment was filed, and became effective, on June 2, 2003.

Should you have any  questions  regarding  this filing,  please call me at (484)
530-1398.

Very truly yours,

/s/ Angela Jett
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Angela Jett
Assistant Secretary